CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ordinary shares, issued (in shares)	359,059,557	350,794,377
Ordinary shares, outstanding (in shares)	359,059,557	350,794,377
Class A ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued (in shares)	255,452,577	247,187,397
Ordinary shares, outstanding (in shares)	255,452,577	247,187,397
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued (in shares)	103,606,980	103,606,980
Ordinary shares, outstanding (in shares)	103,606,980	103,606,980